Offerings - Offering: 1	Jul. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	25,555,556
Proposed Maximum Offering Price per Unit | shares	9
Maximum Aggregate Offering Price | $	$ 230,000,004
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 35,213
Offering Note
(1)	Assumes exercise in full of the underwriters’ option to purchase up to 3,333,333 additional shares of common stock.
(2)
The registration fee is calculated in accordance with Rule 457(r) of the Securities Act and represents deferred payment of the registration fees in connection with the Registrant’s registration statement on Form
S-3ASR
(Registration
No. 333-269707)
paid with the filing of this prospectus supplement.